Vendor Notes Receivable - Schedule of Vendor Note Receivable (Details) - USD ($)	Dec. 31, 2016	Oct. 24, 2016
Western Alliance Bank [Member]
Note receivable	$ 1,910,993
Negotiated Discount with Western Alliance Bank to assume the Note Receivable	(360,993)
AMMO, Inc. Net Purchase Price for Western Alliance Note Payable	1,550,000	$ 1,910,993
AMMO, Inc. Net Purchase Price to Acquire Notes Receivable of Western Alliance Bank & Mansfield LLC	2,585,000
Mansfield, LLC [Member]
Note receivable	$ 1,035,000